Trade and Other Payables	12 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Payables	(11) Trade and Other Payables

	June 30,
	2024	2023

	(In thousands of US Dollars)
Trade payables	1,184	1,264
Accrued expenses	3,749	4,280
Other payables	225	78
	5,157	5,622